Stockholders' Equity and Stock Incentive Plans (Share Repurchase Program) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock repurchase program, authorized amount	$ 100,000
Stock Repurchased and Retired During Period, Shares	1,198
Stock Repurchased and Retired During Period, Value	$ (31,927)	$ 0	$ 0
Average Repurchase Price per Share	$ 26.64
Stock repurchase program, remaining authorized repurchase amount	$ 60,100